INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current tax
Charge for the year	$ 1,125	$ 911
Adjustment in respect of prior years	0	(2)
Canada	7	7
International	1,118	902
Current tax	1,125	909
Deferred tax
Origination and reversal of temporary differences in the current year	112	10
Adjustment in respect of prior years	(6)	(2)
Canada	(97)	(30)
International	203	38
Deferred tax	106	8
Income tax expense	$ 1,231	$ 917